Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 Segment	Dec. 31, 2014 Segment	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		$ 0	$ 72,497
Trade accounts receivable		0	481,810
Allowance for doubtful accounts		0	0
Impairments loss		0	0
Milestones arrangement, categories description	Pieris Pharmaceuticals, Inc. aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones.	The Company aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones.
Number of Operating segment	1	1
Stock equivalents granted			0
Effective tax rate	0.00%
Fair Value, Inputs, Level 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, Fair Value	$ 471,011	$ 4,800,573	$ 3,307,520